Other liabilities - Movement in Provision for Losses on Merchant Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provision for losses on merchant accounts, beginning	$ 6,265	$ 6,694
Provision made during the year	2,818	2,199
Provision used or reversed during the year	(6,390)	(2,628)
Provision for losses on merchant accounts, ending	$ 2,693	$ 6,265